CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	€ (53,797)	€ (73,300)	€ (62,659)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	(528)	400	1,237
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	68	(19)	(38)
Tax effect	0	0	0
Other comprehensive income (loss)	(460)	381	1,199
Comprehensive income (loss)	€ (54,257)	€ (72,919)	€ (61,460)